COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitments [Abstract]
Schedule of letters of credit, certificates of deposits and warranty insurance policies
As of December 31, 2025, the Company maintains valid letters of credit, guarantee notes and guarantee insurance policies, according to the following detail:

Creditor Guarantee	Debtor	Quantity	Type	Value ThUS$	Release Date
SUPERINTENDENCIA NACIONAL DE ADUANAS Y DE ADMINISTRACION TRIBUTARIA	LATAM Airlines Perú S.A.	62	Letter of Credit	303,187	Jan 10, 2026
SÉTIMA TURMA DO TRIBUNAL REGIONAL FEDERAL DA 1ª REGIÃO - PROCEDIMENTO COMUM CÍVEL - DECEA - 0012177-54.2016.4.01.3400	TAM Linhas Aereas S.A. / ABSA Aerolinhas Brasileiras S.A.	1	Guarantee Insurance	56,079	Apr 20, 2028
UNIÃO FEDERAL - PGFN	TAM Linhas Aereas S.A. / ABSA Aerolinhas Brasileiras S.A.	22	Guarantee Insurance	179,813	May 19, 2026
TRIBUNAL DEJUSTIÇADOESTADODABAHIA	TAM Linhas Aereas S.A.	1	Guarantee Insurance	5,384	Jun 27, 2029
VARA DAS EXECUÇÕES FISCAIS ESTADUAIS DE SÃO PAULO - FORO DAS EXECUÇÕES FISCAIS DE SÃO PAULO	TAM Linhas Aereas S.A.	1	Guarantee Insurance	8,489	Apr 15, 2028
AMERICAN ALTERNATIVE INS. CO. C/O ROANOKE INS. GROUP INC	LATAM Airlines Group S.A.	11	Letter of Credit	7,452	Feb 3, 2026
TRIBUNAL DE JUSTIÇA DO ESTADO DE SÃO PAULO	ABSA Aerolinhas Brasileiras S.A.	2	Guarantee Insurance	6,879	Dec 31, 2999
1° VARA DE EXECUÇÕES FISCAIS E DE CRIMES CONTRA A ORDEM TRIB DA COM DE FORTALEZA	TAM Linhas Aereas S.A.	1	Guarantee Insurance	3,091	Dec 31, 2999
ARQUITETURA DE PROTEÇÃO E DEFESA DO CONSUMIDOR DO ESTADO DO RJ	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,469	Dec 31, 2999
AENA AEROPUERTOS S.A	TAM Linhas Aereas S.A.	2	Guarantee Insurance	2,270	Sep 10, 2026
JFK INTERNATIONAL AIR TERMINAL LLC	LATAM Airlines Group S.A.	2	Letter of Credit	3,600	Jan 27, 2026
METROPOLITAN DADE CONTY (MIAMI - DADE AVIATION DEPARTMENT)	LATAM Airlines Group S.A.	5	Letter of Credit	932	Mar 13, 2026
SOCIEDAD CONCESIONARIA NUEVO PUDAHUEL S.A.	LATAM Airlines Group S.A.	16	Letter of Credit	2,067	Mar 31, 2026
FUNDACAO DE PROTECAO E DEFESA DO CONSUMIDOR PROCON	TAM Linhas Aereas S.A.	11	Guarantee Insurance	20,669	Feb 10, 2026
BOND SAFEGUARD INSURANCE COMPANY	TAM Linhas Aereas S.A.	2	Guarantee Insurance	5,400	Jul 20, 2026
LIMA AIRPORT PARTNERS S.R.L.	LATAM Airlines Group S.A.	34	Letter of Credit	8,102	Feb 12, 2026
JUIZO DE DIREITO DA VARA DA FAZENDA PUBLICA ESTADUAL DA COMARCA DA CAPITAL DO ESTADO DO RIO DE JANEIRO	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,280	Dec 31, 2999
MUNICIPIO DO RIO DE JANEIRO	TAM Linhas Aereas S.A.	2	Guarantee Insurance	1,685	Oct 31, 2029
SERVICIO NACIONAL DE ADUANA DEL ECUADOR	LATAM Airlines Group S.A.	1	Letter of Credit	1,350	Aug 5, 2026
AEROPUERTOS ANDINOS DEL PERU S.A.	LATAM Airlines Perú S.A.	6	Letter of Credit	1,101	Jan 31, 2026

Creditor Guarantee	Debtor	Quantity	Type	Value ThUS$	Release Date
DISTRITO FEDERAL	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,308	Jul 1, 2030
JFK International Air Terminal LLC	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,300	Jun 4, 2026
ANA AEROPORTOS PORTUGAL	TAM Linhas Aereas S.A.	1	Guarantee Insurance	1,139	Oct 31, 2026
AENA AEROPUERTOS S.A	LATAM Airlines Group S.A.	3	Letter of Credit	2,835	Nov 15, 2026
CORPAC S.A.	LATAM Airlines Perú S.A.	25	Letter of Credit	5,788	Jan 31, 2026
CITY OF LOS ANGELES, DEPARTMENT OF AIRPORTS	LATAM Airlines Group S.A.	7	Letter of Credit	1,616	Feb 6, 2026
SYDNEY AIRPORT CORPORATION LIMITED	LATAM Airlines Group S.A.	1	Letter of Credit	1,120	Jul 16, 2026
			Total	635,405